UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07857

                           Oppenheimer Real Asset Fund
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                     Date of reporting period: MAY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.4%
---------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg.
Obligations, Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                               $        408,133  $        407,405
---------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                      572,358           574,247
---------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates, Series
2004-B, Cl. A2, 2.48%, 2/8/07 1                                                          2,415,063         2,410,194
---------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                    6,010,000         6,013,404
---------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 1                                                                           645,555           174,300
---------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts., Series
2002-A, Cl. A4, 4.28%, 10/16/06                                                            306,822           307,091
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts., Series
2000-14, Cl. 2, 8.61%, 9/30/08 1                                                         3,275,689         1,015,464
---------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts., Series 2004-2, Cl.
A2, 2.41%, 2/15/07                                                                       2,505,186         2,498,799
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations, Series
2004-2, Cl. AI1B, 2.94%, 9/25/18                                                         4,494,978         4,463,384
                                                                                                    -----------------
Total Asset-Backed Securities (Cost $20,634,953)                                                          17,864,288

---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--33.7%
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--32.5%
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--32.5%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                          557,485           589,541
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
7%, 6/1/34 2                                                                               853,000           898,849
8%, 4/1/16                                                                                 266,210           285,211
9%, 8/1/22-5/1/25                                                                           67,730            73,945
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security, Series 177, Cl. B, 4.50%, 7/1/26 3                                             1,667,374           317,284
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/20-6/1/35 2                                                                     50,373,000        50,946,358
5.50%, 11/1/33                                                                          27,123,529        27,541,316
5.50%, 6/1/20 2                                                                         59,431,000        61,028,208
6%, 6/1/20-6/25/35 2                                                                    74,719,000        76,923,764
6.50%, 12/1/28                                                                           2,051,174         2,137,982
6.50%, 6/1/35 2                                                                        159,822,000       166,064,967
7%, 11/1/17                                                                              7,618,061         8,007,835
7%, 6/1/35 2                                                                            31,559,000        33,304,591
8.50%, 7/1/32                                                                               56,791            61,818
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 294, Cl. 2, 5.481%, 2/1/28 3                                                       1,373,153           248,809
Trust 321, Cl. 2, 1.239%, 3/1/32 3                                                       6,143,337         1,136,344
Trust 333, Cl. 2, 7.845%, 3/1/33 3                                                       2,661,597           511,596
                                                                                                    -----------------
                                                                                                         430,078,418


1      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY CONTINUED
---------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                       $         97,784  $        106,526
                                                                                                    -----------------
                                                                                                             106,526
---------------------------------------------------------------------------------------------------------------------
PRIVATE--1.2%
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL--1.2%
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                   4,113,166         4,181,570
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                  1,796,354         1,796,540
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 4                                                  602,195           601,648
---------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                        1,202,812         1,188,984
---------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                  1,081,000         1,074,152
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                  2,050,000         2,062,600
---------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates,
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                 1,370,000         1,386,030
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39                       752,214           743,334
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations, Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                   3,456,600         3,462,495
                                                                                                    -----------------
                                                                                                          16,497,353
                                                                                                    -----------------
Total Mortgage-Backed Obligations (Cost $445,842,326)                                                    446,682,297

---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--24.2%
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
2.50%, 4/11/06                                                                          17,400,000        17,240,860
3.125%, 11/15/06                                                                            90,000            89,256
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.875%, 9/15/05                                                                         30,000,000        29,953,590
4.25%, 6/15/05 5                                                                        18,900,000        18,906,237
7%, 7/15/05 5                                                                           50,000,000        50,217,700
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.50%, 9/21/05 5                                                                        20,000,000        19,889,620
5.50%, 2/15/06 5                                                                        18,000,000        18,229,896
7%, 7/15/05 5                                                                           50,000,000        50,217,700
---------------------------------------------------------------------------------------------------------------------
Freddie Mac Unsec. Reference Nts., 5.25%, 1/15/06                                       38,385,000        38,772,957
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 2.69%, 6/9/05                                                      50,000,000        49,970,167
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 3.50%, 12/15/09 6                                                   27,000,000        26,733,186
                                                                                                    -----------------
Total U.S. Government Obligations (Cost $320,079,651)                                                    320,221,169

---------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.7%
---------------------------------------------------------------------------------------------------------------------
New Zealand (Government of) Debs., Series RG, 10.625%, 11/15/05                          1,000,000         1,032,320
---------------------------------------------------------------------------------------------------------------------
Ontario (Province of) Nts., 7%, 8/4/05                                                   5,200,000         5,233,935
---------------------------------------------------------------------------------------------------------------------
Quebec (Province of) 6.50% Unsec. Debs., 1/17/06                                         2,800,000         2,854,093
                                                                                                    -----------------
Total Foreign Government Obligations (Cost $9,127,762)                                                     9,120,348


2      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--32.2%
---------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.1%
---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.8%
American Honda Finance Corp., 3.195% Nts., 1/20/06 4,7                            $      6,500,000  $      6,504,440
---------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 7.75% Nts., 6/15/05                                   6,500,000         6,508,691
---------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.60% Nts., 8/1/05                                                1,900,000         1,910,199
---------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.50% Nts., 7/15/05                                                                      3,200,000         3,207,517
8.75% Medium-Term Nts., Series SMN1, 7/15/05                                             1,150,000         1,153,739
---------------------------------------------------------------------------------------------------------------------
General Motors Nova Scotia Finance Co., 6.85% Nts., 10/15/08                             1,205,000         1,091,276
---------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.50% Sr. Nts., 5/15/06 5                                             1,215,000         1,231,059
---------------------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 3.25% Nts., 6/13/05 4,7                                         2,000,000         1,999,918
                                                                                                    -----------------
                                                                                                          23,606,839
---------------------------------------------------------------------------------------------------------------------
MEDIA--0.5%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                          825,000           883,456
---------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc., 6.30% Sr. Unsec. Nts., 12/15/05                                     1,992,000         2,013,741
---------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                                443,000           468,840
---------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.18% Nts., 8/15/07 5                                              890,000           960,243
---------------------------------------------------------------------------------------------------------------------
Viacom, Inc.:
6.40% Sr. Nts., 1/30/06 5                                                                1,425,000         1,448,996
7.75% Sr. Unsec. Nts., 6/1/05                                                              500,000           500,000
---------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                      410,000           419,241
                                                                                                    -----------------
                                                                                                           6,694,517
---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Kohl's Corp., 6.70% Unsec. Nts., 2/1/06                                                  1,210,000         1,230,715
---------------------------------------------------------------------------------------------------------------------
Target Corp., 5.95% Sr. Unsec. Nts., 5/15/06                                             5,139,000         5,233,126
                                                                                                    -----------------
                                                                                                           6,463,841
---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Lowe's Cos., Inc., 7.50% Sr. Unsec. Nts., 12/15/05                                       4,500,000         4,590,473
---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.3%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.7%
Coca-Cola Co. (The), 4% Unsec. Unsub. Nts., 6/1/05                                         500,000           500,000
---------------------------------------------------------------------------------------------------------------------
Diageo Capital plc, 6.125% Unsec. Nts., 8/15/05                                          6,435,000         6,472,857
---------------------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc., 5.95% Nts., 2/15/06                                                 3,000,000         3,045,279
                                                                                                    -----------------
                                                                                                          10,018,136
---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Kroger Co. (The), 7.625% Sr. Nts., 9/15/06                                                 460,000           478,148
---------------------------------------------------------------------------------------------------------------------
Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05                                   2,500,000         2,503,003
---------------------------------------------------------------------------------------------------------------------
Sysco Corp., 4.75% Unsec. Nts., 7/30/05                                                  5,000,000         5,010,740
---------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc. (Canada), 5.58% Nts., 5/1/06 7                                     2,000,000         2,031,768
                                                                                                    -----------------
                                                                                                          10,023,659
---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
General Mills, Inc., 3.875% Nts., 11/30/07                                                 515,000           511,619
---------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.189% Bonds, 12/1/05 7                                                  150,000           151,726
---------------------------------------------------------------------------------------------------------------------
Nabisco, Inc., 6.85% Nts., 6/15/05                                                         700,000           700,739
---------------------------------------------------------------------------------------------------------------------
Sara Lee Corp., 6.40% Nts., Series B, 6/9/05                                             3,500,000         3,501,015
---------------------------------------------------------------------------------------------------------------------
Unilever Capital Corp., 6.875% Sr. Unsec. Unsub. Nts., 11/1/05                           5,883,000         5,964,880
                                                                                                    -----------------
                                                                                                          10,829,979


3      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
---------------------------------------------------------------------------------------------------------------------
FINANCIALS--14.5%
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts., 2/15/08 5             $        470,000  $        465,412
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA):
3.33% Nts., 6/19/06 4                                                                    2,000,000         2,006,386
5.75% Unsec. Nts., 4/15/07                                                                 600,000           618,032
---------------------------------------------------------------------------------------------------------------------
Northern Trust Co., 6.70% Sub. Nts., 9/15/05                                             3,600,000         3,629,268
---------------------------------------------------------------------------------------------------------------------
Spear, Leeds & Kellogg LP, 8.25% Nts., 8/15/05 7                                         1,050,000         1,060,232
                                                                                                    -----------------
                                                                                                           7,779,330
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.6%
American Express Bank FSB, 3.09% Nts., 10/17/05 4                                        2,525,000         2,525,490
---------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 3.875% Nts., 1/15/08 5                                              500,000           497,646
---------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale:
2.50% Sr. Nts., 3/30/06                                                                  1,000,000           990,129
6.375% Unsec. Sub. Nts., 10/15/05                                                        4,800,000         4,851,000
---------------------------------------------------------------------------------------------------------------------
BCH Cayman Islands Ltd., 7.50% Sr. Sec. Sub. Nts., 6/15/05                                 600,000           600,878
---------------------------------------------------------------------------------------------------------------------
Citicorp, 7.75% Sub. Nts., 6/15/06                                                         230,000           238,501
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York), 2.97% Nts., 9/9/05 4                        3,800,000         3,800,703
---------------------------------------------------------------------------------------------------------------------
First Tennessee Bank:
2.99% Certificate of Deposit Nts., 3/21/06 4                                             4,500,000         4,498,344
3.21% Nts., 11/18/05 4                                                                   1,000,000         1,000,110
---------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                                          430,000           431,160
---------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 6.50% Unsec. Nts., 1/24/06                                        515,000           524,109
---------------------------------------------------------------------------------------------------------------------
Huntington National Bank, 3.07% Nts., 12/1/05 4                                          4,000,000         4,002,532
---------------------------------------------------------------------------------------------------------------------
Key Bank NA, 7.25% Unsec. Sub. Nts., 6/1/05                                              2,650,000         2,650,000
---------------------------------------------------------------------------------------------------------------------
KeyCorp:
6.75% Jr. Unsec. Sub. Nts., 3/15/06                                                      1,700,000         1,736,322
7.50% Sub. Nts., 6/15/06                                                                   395,000           408,481
---------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 7% Bonds, 6/23/05                                                      1,000,000         1,002,073
---------------------------------------------------------------------------------------------------------------------
Manufacturers & Traders Trust, 7% Unsec. Sub. Nts., 7/1/05                               5,650,000         5,665,487
---------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, 6.50% Unsec. Sub. Nts., 1/15/06                                 5,100,000         5,195,334
---------------------------------------------------------------------------------------------------------------------
Regions Bank, 3.09% Deposit Nts., 12/27/05 4                                             5,000,000         5,000,000
---------------------------------------------------------------------------------------------------------------------
Suntrust Bank, 3.06% Nts., 3/24/06 4                                                     5,850,000         5,852,925
---------------------------------------------------------------------------------------------------------------------
U.S. Bancorp, 4.75% Sr. Nts., Series N, 6/30/05                                          3,500,000         3,503,504
---------------------------------------------------------------------------------------------------------------------
Union Planters Corp., 6.75% Unsec. Sub. Nts., 11/1/05                                    1,000,000         1,011,467
---------------------------------------------------------------------------------------------------------------------
Wachovia Corp.:
6.80% Unsec. Sub. Nts., 6/1/05                                                           3,360,000         3,360,000
7.45% Sr. Unsec. Unsub. Nts., 7/15/05                                                    2,900,000         2,913,398
---------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.:
2.40% Unsec. Nts., 11/3/05                                                               4,550,000         4,525,521
4.375% Nts., 1/15/08                                                                       515,000           516,651
7.25% Sr. Nts., 8/15/05                                                                    750,000           755,404
---------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.:
6.875% Unsec. Sub. Nts., 4/1/06                                                          1,300,000         1,331,045
7.25% Sr. Nts., 8/24/05                                                                  4,300,000         4,335,088
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Financial, Inc., 7% Sr. Unsec. Nts., 11/1/05                                   700,000           709,581
                                                                                                    -----------------
                                                                                                          74,432,883


4      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
---------------------------------------------------------------------------------------------------------------------
FINANCIALS CONTINUED
---------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
American Express Credit Corp., 7.45% Sr. Nts., 8/10/05 4                          $      2,000,000  $      2,015,100
---------------------------------------------------------------------------------------------------------------------
SLM Corp., 2.75% Nts., 12/1/05                                                             300,000           298,619
                                                                                                    -----------------
                                                                                                           2,313,719
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.4%
American Express Co., 5.50% Nts., 9/12/06 5                                                770,000           784,133
---------------------------------------------------------------------------------------------------------------------
Associates Corp. of North America:
6% Sr. Unsec. Nts., 7/15/05                                                                100,000           100,303
6.625% Sr. Nts., 6/15/05                                                                   100,000           100,105
---------------------------------------------------------------------------------------------------------------------
Bank One Corp.:
6.125% Unsec. Sub. Nts., 2/15/06                                                           100,000           101,506
7% Jr. Unsec. Sub. Nts., 7/15/05                                                           600,000           602,614
7.625% Sr. Unsec. Unsub. Nts., 8/1/05                                                    2,400,000         2,417,146
---------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 4.125% Sr. Nts., 2/21/06                                                6,700,000         6,720,033
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., 6.25% Sr. Unsec. Nts., 6/15/05                  2,300,000         2,302,459
---------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
3.50% Nts., 2/1/08                                                                         800,000           788,521
5.75% Sr. Unsec. Nts., 5/10/06                                                             170,000           172,967
---------------------------------------------------------------------------------------------------------------------
Danske Bank AS, 7.25% Sub. Nts., 6/15/05 7                                               4,200,000         4,206,233
---------------------------------------------------------------------------------------------------------------------
Export Development Canada, 4.55% Nts., 6/30/05                                           4,000,000         4,005,684
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
4.125% Nts., 1/15/08 5                                                                   1,000,000           999,835
7.625% Nts., 8/17/05                                                                     1,000,000         1,008,749
---------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                                                      800,000           797,194
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.25% Sr. Unsec. Nts., 5/15/06                           6,300,000         6,434,014
---------------------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                                          500,000           514,839
---------------------------------------------------------------------------------------------------------------------
Mellon Funding Corp., 7.50% Sr. Unsec. Nts., 6/15/05                                     5,100,000         5,106,732
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
2.47% Nts., Series B, 3/10/06                                                               50,000            49,571
4% Nts., Series B, 11/15/07                                                                410,000           410,007
---------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co., 7% Nts., 11/1/05                                          900,000           912,609
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 7.75% Sr. Nts., 6/15/05                                                  4,450,000         4,456,533
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 3.37% Sr. Nts., 3/27/06 4                                    1,800,000         1,804,334
---------------------------------------------------------------------------------------------------------------------
Principal Life Global Funding, 6.125% Sec. Nts., 3/1/06 7                                5,400,000         5,489,516
---------------------------------------------------------------------------------------------------------------------
Salomon, Inc., 6.75% Nts., 1/15/06                                                         600,000           611,019
---------------------------------------------------------------------------------------------------------------------
SLM Corp.:
2.90% Nts., Series A, 7/1/05                                                             4,400,000         4,399,023
3.19% Nts., Series A, 9/15/05 4                                                            700,000           700,469
---------------------------------------------------------------------------------------------------------------------
Tyco Capital Corp., 6.625% Sr. Unsec. Nts., 6/15/05                                      2,915,000         2,918,314
                                                                                                    -----------------
                                                                                                          58,914,462
---------------------------------------------------------------------------------------------------------------------
INSURANCE--2.8%
Allstate Financial Global Funding LLC:
6.15% Bonds, 2/1/06 7                                                                    1,000,000         1,015,801
7.125% Nts., 9/26/05 7                                                                   2,030,000         2,052,198
---------------------------------------------------------------------------------------------------------------------
Dresdner Bank (New York), 6.625% Unsec. Sub. Nts., 9/15/05                               5,000,000         5,041,035
---------------------------------------------------------------------------------------------------------------------
Equitable Life Assurance Society (USA), 6.95% Surplus Nts., 12/1/05 7                    4,700,000         4,772,347
---------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7.75% Sr. Unsec. Nts., 6/15/05            5,370,000         5,377,566
---------------------------------------------------------------------------------------------------------------------


5      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
---------------------------------------------------------------------------------------------------------------------
FINANCIALS CONTINUED
---------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
John Hancock Global Funding II:
3.25% Nts., 9/6/05 4,7                                                            $      5,200,000  $      5,204,462
5% Nts., 7/27/07 7                                                                         760,000           772,918
---------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                                        1,130,000         1,098,984
---------------------------------------------------------------------------------------------------------------------
Monumental Global Funding II:
3.85% Nts., 3/3/08 7                                                                     1,120,000         1,117,721
6.05% Sec. Nts., 1/19/06 7                                                               4,700,000         4,766,463
---------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 7                                          1,800,000         1,772,017
---------------------------------------------------------------------------------------------------------------------
TIAA Global Markets:
2.75% Sr. Unsec. Nts., 1/13/06 7                                                         2,000,000         1,984,968
3.875% Sr. Unsec. Nts., 1/22/08 7                                                        1,750,000         1,742,006
                                                                                                    -----------------
                                                                                                          36,718,486
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                              1,260,000         1,453,139
---------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Abbey National plc, 6.69% Sub. Nts., 10/17/05                                            5,350,000         5,412,600
---------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.:
3.50% Nts., Series K, 12/19/05                                                           3,850,000         3,845,565
5.50% Nts., Series K, 2/1/07 5                                                             635,000           648,582
6.875% Sr. Unsec. Unsub. Nts., Series D, 9/15/05                                           115,000           116,080
                                                                                                    -----------------
                                                                                                          10,022,827
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.5%
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Anthem, Inc., 4.875% Unsub. Nts., 8/1/05                                                   420,000           420,633
---------------------------------------------------------------------------------------------------------------------
Kaiser Foundation Hospitals, 9.55% Debs., 7/15/05                                        3,400,000         3,423,980
---------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 7.50% Sr. Unsec. Nts., 11/15/05                                5,040,000         5,114,889
                                                                                                    -----------------
                                                                                                           8,959,502
---------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.8%
Glaxo Wellcome plc, 6.125% Sr. Unsec. Unsub. Nts., 1/25/06                               1,000,000         1,015,400
---------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc., 6.75% Unsec. Unsub. Nts., 9/19/05                                     4,372,000         4,413,753
---------------------------------------------------------------------------------------------------------------------
Pharmacia Corp., 5.75% Sr. Unsec. Nts., 12/1/05                                          5,000,000         5,056,205
                                                                                                    -----------------
                                                                                                          10,485,358
---------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.7%
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Boeing Capital Corp.:
5.65% Sr. Unsec. Nts., 5/15/06                                                           2,718,000         2,766,418
5.75% Sr. Nts., 2/15/07                                                                    161,000           165,415
---------------------------------------------------------------------------------------------------------------------
Boeing Co., 6.625% Unsec. Nts., 6/1/05                                                   3,900,000         3,900,000
---------------------------------------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                                               936,000           921,467
---------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.:
6.125% Unsec. Unsub. Nts., 7/1/05                                                        4,321,000         4,329,677
6.875% Nts., 10/3/05                                                                     1,915,000         1,934,995
---------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                                259,000           268,199
---------------------------------------------------------------------------------------------------------------------
United Technologies Corp., 4.375% Nts., 5/1/10                                           2,855,000         2,873,709
                                                                                                    -----------------
                                                                                                          17,159,880


6      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
---------------------------------------------------------------------------------------------------------------------
INDUSTRIALS CONTINUED
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.0%
Emerson Electric Co., 7.875% Unsec. Nts., 6/1/05                                  $        415,000  $        415,000
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.6%
General Electric Capital Corp.:
2.85% Nts., Series A, 1/30/06                                                               25,000            24,877
5.35% Nts., Series A, 3/30/06                                                            3,850,000         3,898,699
6.80% Nts., Series A, 11/1/05                                                            2,200,000         2,229,691
---------------------------------------------------------------------------------------------------------------------
Security Capital Group, Inc., 6.95% Sr. Unsec. Nts., 6/15/05                             1,500,000         1,501,854
                                                                                                    -----------------
                                                                                                           7,655,121
---------------------------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Caterpillar Financial Services Corp.:
2.65% Nts., Series F, 1/30/06                                                            2,200,000         2,184,833
4.38% Nts., Series F, 6/15/05                                                            1,000,000         1,000,206
5.95% Sr. Nts., 5/1/06                                                                   2,000,000         2,038,336
---------------------------------------------------------------------------------------------------------------------
John Deere Capital Corp., 4.125% Sr. Nts., Series D, 7/15/05                             5,295,000         5,300,147
                                                                                                    -----------------
                                                                                                          10,523,522
---------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.0%
Norfolk Southern Railway Co., 7% Equipment Trust Nts., Series J, 6/15/05                   650,000           650,799
---------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.6%
---------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Compaq Computer Corp., 7.65% Unsec. Nts., 8/1/05                                         1,999,000         2,012,433
---------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co., 7.15% Nts., 6/15/05                                                 6,605,000         6,613,461
                                                                                                    -----------------
                                                                                                           8,625,894
---------------------------------------------------------------------------------------------------------------------
MATERIALS--0.5%
---------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
International Flavors & Fragrances, Inc., 6.45% Sr. Unsec. Unsub. Nts.,
5/15/06                                                                                  6,133,000         6,261,535
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.4%
ALLTEL Corp., 6.75% Unsec. Debs., 9/15/05                                                2,405,000         2,426,575
---------------------------------------------------------------------------------------------------------------------
BellSouth Telecommunications, Inc., 6.50% Unsec. Nts., 6/15/05                           1,340,000         1,341,516
---------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 7.875% Nts., 12/15/05                                    6,442,000         6,585,431
---------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 7.625% Sr. Unsub. Nts., 8/15/08                               515,000           538,819
---------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.25% Unsec. Unsub. Nts., 6/15/05 4           6,550,000         6,560,670
---------------------------------------------------------------------------------------------------------------------
France Telecom SA, 7.45% Sr. Unsec. Nts., 3/1/06                                         5,250,000         5,389,519
---------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) KPN NV, 7.50% Sr. Unsec. Unsub. Bonds, 10/1/05                       5,000,000         5,064,710
---------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06                                         6,300,000         6,407,207
---------------------------------------------------------------------------------------------------------------------
Southern New England Telecommunications Corp., 7% Nts., Series 2, 8/15/05                  200,000           201,411
---------------------------------------------------------------------------------------------------------------------
Telefonica Europe BV, 7.35% Nts., 9/15/05                                                6,500,000         6,565,806
---------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.60% Nts., Series A, 9/22/05                              1,250,000         1,260,424
---------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 6.75% Sr. Unsec. Unsub. Nts., 12/1/05                      2,000,000         2,030,612
---------------------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375% Unsub. Nts., 12/15/06                                 860,000           877,366
                                                                                                    -----------------
                                                                                                          45,250,066
---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc., 7.35% Sr. Unsec. Nts., 3/1/06                              5,300,000         5,435,463
---------------------------------------------------------------------------------------------------------------------


7      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES CONTINUED
---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Vodafone Group plc, 3.95% Unsec. Nts., 1/30/08                                    $        860,000  $        855,611
                                                                                                    -----------------
                                                                                                           6,291,074
---------------------------------------------------------------------------------------------------------------------
UTILITIES--3.1%
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
Boston Edison Co., 3.641% Unsec. Debs., 10/15/05 4                                       5,900,000         5,909,204
---------------------------------------------------------------------------------------------------------------------
Commonwealth Edison Co., 7% First Mtg. Bonds, Series 93, 7/1/05                          2,845,000         2,852,969
---------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, 6.625% Unsec. Debs., Series 2000-C,
12/15/05                                                                                 3,700,000         3,760,151
---------------------------------------------------------------------------------------------------------------------
Detroit Edison Co. (The), 5.05% Sr. Nts., 10/1/05                                        4,785,000         4,806,016
---------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                              615,000           628,802
---------------------------------------------------------------------------------------------------------------------
Florida Power & Light Co., 6.875% Sec. Bond, 12/1/05                                     5,150,000         5,235,258
---------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25% Nts., 4/11/06                                               305,000           303,660
---------------------------------------------------------------------------------------------------------------------
Georgia Power Co., 5.50% Sr. Unsec. Unsub. Nts., Series C, 12/1/05                       2,700,000         2,725,331
---------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                                  910,000           913,972
---------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp.:                                                              2,535,000         2,541,850
6.625% Bonds, 7/1/05
7.625% Sr. Unsec. Nts., Series F, 10/1/05                                                1,890,244         1,915,156
---------------------------------------------------------------------------------------------------------------------
PP&L Resources, Inc., 6.55% Bonds, 3/1/06                                                1,250,000         1,275,978
---------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.75% Sr. Nts., 3/1/06                                              465,000           474,170
---------------------------------------------------------------------------------------------------------------------
PSI Energy, Inc., 6.65% Sr. Sec. Bonds, Series EEE, 6/15/06                              3,400,000         3,494,676
---------------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 7.50% Sec. Bond, 6/15/05                                500,000           500,706
---------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.75% Sr. Unsec. Unsub. Nts., Series A, 3/31/06           2,587,000         2,626,948
                                                                                                    -----------------
                                                                                                          39,964,847
---------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
NiSource Finance Corp., 3.20% Nts., 11/1/06                                                680,000           672,190
                                                                                                    -----------------
Total Corporate Bonds and Notes (Cost $427,384,153)                                                      426,777,078

---------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--11.1%
---------------------------------------------------------------------------------------------------------------------
AIG:
Goldman Sachs Commodity Index Total Return Linked Security, 2.295%, 11/2/05 8           15,000,000        18,232,092
Goldman Sachs Commodity Index Total Return Linked Security, 3.096%, 1/26/06 8           24,000,000        24,032,054
---------------------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Security, 3.39%, 3/21/06 8            29,000,000        26,055,917
Goldman Sachs Commodity Index Total Return Linked Security, 3.503%, 3/31/06 8           39,000,000        26,622,629
---------------------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates, Series 2002-1,
4.727%, 11/30/07                                                                         9,173,086         9,184,782
---------------------------------------------------------------------------------------------------------------------
Eksportfinans AS, Goldman Sachs Commodity Index Excess Return Linked
Security, 1.70%, 12/5/05 8                                                              18,000,000        16,011,000
---------------------------------------------------------------------------------------------------------------------
Koch Industries, Inc.:
Goldman Sachs Energy Total Return Index Linked Security, 3.055%, 3/1/06 4,9             10,000,000         9,258,150


8      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES CONTINUED
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Energy Total Return Index Linked Security, 3.055%, 5/5/06 4,9       $     20,000,000  $     17,551,580
                                                                                                    -----------------
Total Structured Notes (Cost $164,294,351)                                                               146,948,204

---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--0.2%
---------------------------------------------------------------------------------------------------------------------
TX Public Finance Authority Revenue Bonds, Unemployment Compensation-B, 2%,
6/15/05 (Cost $2,499,683)                                                                2,500,000         2,499,150
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--3.4%
---------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp., 3%, 6/1/05 10                                                   5,000,000         5,000,000
---------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 3%, 6/2/05 10                                               5,000,000         4,999,583
---------------------------------------------------------------------------------------------------------------------
Gotham Funding Corp., 3.04%, 6/3/05 10                                                   5,000,000         4,999,156
---------------------------------------------------------------------------------------------------------------------
Legacy Capital LLC, 2.89%, 6/6/05 10                                                     5,000,000         4,997,896
---------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 3.10%, 7/11/05 10                                      5,000,000         4,982,778
---------------------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC, 3.05%, 6/23/05 10                                             5,000,000         4,990,681
---------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 3.15%, 7/27/05 10                                                 5,000,000         4,975,500
---------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp., 3.05%, 6/20/05 10                                             5,000,000         4,991,951
---------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 3%, 6/2/05 10                                                    5,000,000         4,999,583
                                                                                                    -----------------
Total Short-Term Notes (Cost $44,937,128)                                                                 44,937,128

---------------------------------------------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.0%
---------------------------------------------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 6/1/05 (Cost $113,407)                                      113,407           113,407
---------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--21.4% 11
---------------------------------------------------------------------------------------------------------------------
Undivided interest of 70.92% in joint repurchase agreement (Principal
Amount/Value $400,174,000, with a maturity value of $400,206,681) with DB Alex
Brown LLC, 2.94%, dated 5/31/05, to be repurchased at $283,810,176 on 6/1/05, collateralized by U.S. Treasury Bonds, 7.25%, 5/15/16 with a value of
$408,236,125 (Cost $283,787,000)                                                       283,787,000       283,787,000
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,718,700,414)                                            128.3%    1,698,950,069
---------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (28.3)     (375,199,104)

                                                                                  -----------------------------------
NET ASSETS                                                                                   100.0% $  1,323,750,965
                                                                                  ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of May 31, 2005 was $7,062,453, which represents 0.53% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. When-issued security or forward commitment to be delivered and settled after May 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,214,033 or 0.17% of the Fund's net assets as of May 31, 2005.

4. Represents the current interest rate for a variable or increasing rate security.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $79,331,346. See accompanying Notes to Quarterly Statement of Investments.

6. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                              CONTRACTS  EXPIRATION  EXERCISE   PREMIUM
                         SUBJECT TO PUT        DATE     PRICE  RECEIVED    VALUE
--------------------------------------------------------------------------------
Cotton No. 2 Futures,
7/7/05                               46     6/10/05  $ 47.000  $  9,200  $ 7,130


9      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $46,644,734 or 3.52% of the Fund's net assets as of May 31, 2005.

8. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

9. Security is linked to the Goldman Sachs Energy Total Return Index. The index currently contains six commodities from the energy sector. Individual components in the index are weighted by their respective world production values.

10. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $44,937,128, or 3.39% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

11. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $1,719,246,744
                                                      ===============

Gross unrealized appreciation                         $    4,966,089
Gross unrealized depreciation                            (25,262,764)
                                                      ---------------
Net unrealized depreciation                           $  (20,296,675)
                                                      ===============

Notes to Quarterly Statement of Investments

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of


10      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

May 31, 2005, the market value of these securities comprised 11.1% of the Fund's net assets and resulted in unrealized cumulative losses of $17,346,147.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of May 31, 2005, the Fund had purchased $429,982,604 of securities issued on a when-issued basis or forward commitment and sold $41,075,082 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of May 31, 2005, the Fund had outstanding futures contracts as follows:


11      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                           UNREALIZED
                                          EXPIRATION   NUMBER OF   VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                           DATES   CONTRACTS      MAY 31, 2005     (DEPRECIATION)
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

AGRICULTURE
Corn                                         7/14/05       2,217   $    24,608,700   $        401,274
Corn                                         9/14/05          68           784,550             (4,755)
Cotton #2                                    12/7/05          23           593,630            (47,531)
Soybean                                      7/14/05         547        18,604,838            894,799
Soybean                                      9/14/05          19           646,950             14,179
Wheat                                        7/14/05         823        13,651,513           (269,574)
Wheat                                        7/14/05         550         9,274,375           (473,113)
Wheat                                        9/14/05         726        12,423,675            547,528
ENERGY
Brent Crude Oil                              7/14/05       2,225       113,920,000           (829,377)
Crude Oil                                    6/21/05       2,035       105,758,950          4,297,730
Crude Oil                                    7/20/05       2,554       134,723,500          6,164,077
Gas Oil                                      7/12/05         792        36,333,000            (48,375)
Heating Oil                                  6/30/05         481        29,282,799          1,079,503
Heating Oil                                  7/29/05         743        45,529,554          2,361,522
Natural Gas                                  7/27/05       1,145        73,875,400         (1,598,933)
Unleaded Gasoline                            6/30/05         614        37,830,996           (546,440)
Unleaded Gasoline                            7/29/05         485        29,917,419           (622,151)
LIVESTOCK
Feeder Cattle                                8/25/05         130         7,323,875            442,200
Lean Hogs                                    8/12/05       1,018        28,504,000         (1,927,078)
Live Cattle                                  8/31/05         830        28,120,400           (403,965)
INDUSTRIAL METALS
Copper                                       9/28/05       2,005        69,849,188         (1,339,106)
London Metals Exchange
Aluminum High Grade                          8/17/05         598        26,035,425            102,758
London Metals Exchange Lead                  8/17/05         383         9,259,025           (172,036)
London Metals Exchange Nickel                7/20/05         150        14,940,000            266,472
London Metals Exchange Zinc                  7/20/05         267         8,570,700             51,274
PRECIOUS METALS
Gold 100 oz.                                12/28/05         392        16,632,560           (623,700)
Silver                                      12/28/05          52         1,956,500             21,905
SOFTS
Coffee                                       7/19/05          43         1,908,394           (252,518)
Sugar #11                                    6/30/05       1,848        18,131,098            598,956
GOVERNMENTS
U.S. Long Bonds                              6/21/05          35         4,111,406             15,278
U.S. Treasury Nts., 10 yr.                   6/21/05         891       100,543,781          1,757,568
U.S. Treasury Nts., 10 yr.                   9/21/05         269        30,468,453            (24,436)
                                                                                     -----------------
                                                                                            9,833,935
                                                                                     -----------------
CONTRACTS TO SELL

LIVESTOCK


12      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

Lean Hogs                                    7/15/05         333         9,510,480            693,751
INDUSTRIAL METALS
Copper                                       7/27/05       1,382        50,322,075         (1,457,783)
SOFTS
Cocoa                                        6/14/05          76         1,080,720             47,595
GOVERNMENTS
U.S. Long Bonds                              9/21/05         353        41,455,438           (481,105)
U.S. Treasury Nts., 2 yr.                    9/30/05       2,447       508,287,781           (337,339)
U.S. Treasury Nts., 5 yr.                    9/21/05       1,180       128,343,438           (159,003)
                                                                                     -----------------
                                                                                           (1,693,884)
                                                                                     -----------------
                                                                                     $      8,140,051
                                                                                     =================

OPTION ACTIVITY. The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for period ended May 31, 2005 was as follows:

                                                        CALL OPTIONS                PUT OPTIONS
                                              ------------------------    ------------------------

                                              NUMBER OF      AMOUNT OF    NUMBER OF     AMOUNT OF
                                              CONTRACTS       PREMIUMS    CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2004                                      90    $    19,162          100   $     8,026
Options written                                     545        298,069        1,768       333,345
Options closed or expired                          (273)      (204,739)      (1,782)     (329,321)
Options exercised                                  (362)      (112,492)         (40)       (2,850)
                                              ----------------------------------------------------
Options outstanding as of
May 31, 2005                                         --    $        --           46   $     9,200
                                              ====================================================

ILLIQUID SECURITIES As of May 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that


13      |      OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

are illiquid are marked with the applicable footnote on the Statement of Investments.


14      |      OPPENHEIMER REAL ASSET FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Real Asset Fund

By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005


By:   /s/ Brian W. Wixted
      --------------------
      Brian W. Wixted

Date: July 15, 2005